Fidelity (logo) InvestmentsR|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000

May 2, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  File Room

Re:	Fidelity Select Portfolios (the trust):

Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Consumer Finance Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, Insurance Portfolio, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Software and IT Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio (the funds)

File Nos. (002-69972) and (811-03114)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust